Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposures Gross of Impairment Allowances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 599,594,834	$ 46,839,590
Percentage of maximum expose to credit risk	100.00%	100.00%
Local government securities and Central Bank of Argentina Bills and Notes [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 598,247,462	$ 46,323,989
Percentage of maximum expose to credit risk	99.78%	98.90%
Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 1,039,008	$ 168,471
Percentage of maximum expose to credit risk	0.17%	0.36%
Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 308,364	$ 347,130
Percentage of maximum expose to credit risk	0.05%	0.74%
Impairments Stage 1 [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 599,594,834	$ 46,839,590
Percentage of maximum expose to credit risk	100.00%	100.00%
Impairments Stage 1 [member] | Local government securities and Central Bank of Argentina Bills and Notes [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 598,247,462	$ 46,323,989
Impairments Stage 1 [member] | Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	1,039,008	168,471
Impairments Stage 1 [member] | Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 308,364	$ 347,130